BASIS OF PREPARATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Basis Of Preparation [Abstract]
Loss for the year	$ (4,159,197)	$ (21,266,945)	$ (2,928,742)
Working capital (deficit)	$ 1,388,131	$ 8,885,586